UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED    MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

 4020 South 147th Street; Omaha, NE 68137

(Address of principal executive offices)(Zip code)

Emile Molineaux

         Gemini Fund Services, LLC., 4020 South 147th Street; Omaha, NE 68137

(Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2616

Date of fiscal year end:   3/31

Date of reporting period:  06/30/2011

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Schedule of Investments.

Altegris Macro Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS
June 30, 2011 (Unaudited)

Principal Amount ($)			Yield (%) (a)	Maturity	Value

	U.S. GOVERNMENT AGENCY OBLIGATIONS - 72.4% (b)
	DISCOUNT AGENCY NOTES - 72.4%
1,533,000	Fannie Mae Discount Notes		0.1200	12/7/2011	$ 1,532,188
150,000	Federal Farm Credit Discount Notes		0.0096	7/1/2011	150,000
100,000	Federal Farm Credit Discount Notes		0.0600	9/7/2011	99,989
110,000	Federal Home Loan Bank Discount Notes		0.0500	7/5/2011	109,999
81,000	Freddie Mac Discount Notes		0.0011	7/1/2011	81,000
200,000	Freddie Mac Discount Notes		0.0009	7/5/2011	200,000
	TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS - (Cost - $2,173,176)				2,173,176

Contracts	PURCHASED CALL OPTIONS - 0.3%
4	US 10YR FUTURE @123.5			Sep-11	8,250
	TOTAL PURCHASED CALL OPTIONS - (Cost - $ 4,094)

	TOTAL INVESTMENTS - 72.7% ( Cost - $2,177,270) (c)				$ 2,181,426
	ASSETS LESS OTHER LIABILITIES - 27.3%				820,584
	NET ASSETS - 100.0%				$ 3,002,010

(a)	Represents annualized yield at date of purchase.
(b)	Issuers operate under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. government. The Federal
	Home Loan Bank, Fannie mae, Federal Farm Credit and Freddie Mac currently operate under a federal conservatorship.
(c)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is substantially the same and differs from
	market value by net unrealized appreciation (depreciation) of securities as follows:
			Unrealized Appreciation:		4,156
			Unrealized Depreciation:		-
			Net Unrealized Appreciation:		$ 4,156

	STATEMENT OF FINANCIAL FUTURES
			Notional	Notional
No. of			Value at	Value at	Unrealized
Contracts	Name	Expiration	Trade date (d)	June 30, 2011 (d)	Gain/(Loss)
	US DOLLAR DENOMINATED
3	EURO STOXX 50	Sep-11	$ 123,340	$ 123,905	$ 566

	NORWEGIAN KRONE DENOMINATED
-1	USD/NOK	Sep-11	(100,381)	(100,382)	(2)

	EURO DENOMINATED
-11	A$ CURRENCY	Sep-11	(1,159,090)	(1,168,860)	(9,770)
-7	BP CURRENCY	Sep-11	(715,519)	(702,231)	13,288
1	CORN	Dec-11	32,200	31,025	(1,175)
-8	C$ CURRENCY	Sep-11	(818,920)	(828,640)	(9,720)
2	S&P500 EMINI	Sep-11	130,250	131,550	1,300
-1	US 5YR NOTE (CBT)	Sep-11	(119,765)	(119,195)	570
-1	GOLD 100 OZ	Aug-11	(150,310)	(150,280)	30

Altegris Macro Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS
June 30, 2011 (Unaudited) (Continued)
			Notional	Notional
No. of			Value at	Value at	Unrealized
Contracts	Name	Expiration	Trade date (d)	June 30, 2011 (d)	Gain/(Loss)
	EURO DENOMINATED (continued)
-3	JPN YEN CURRENCY	Sep-11	(463,500)	(466,238)	(2,738)
-1	NEW ZEALAND $	Sep-11	(81,670)	(82,330)	(660)
-1	PLATINUM	Oct-11	(84,015)	(86,305)	(2,290)
-1	US 10YR NOTE	Sep-11	(122,047)	(122,328)	(281)
			$ (3,529,427)	$ (3,540,309)	$ (10,882)

(d)	Notional amounts are the underlying reference amounts to stock exchange indices, equities and foreign currencies upon
	which the fair value of the futures contracts traded by the Fund are based. While notional amounts do not represent
	the current fair value and are not necessarily indicative of the future cash flows of the Fund’s futures contracts,
	the underlying price changes in relation to the variables specified by the notional amounts affect the fair value of these
	derivative financial instruments.

		Long Exposure	Long Exposure	Short Exposure	Short Exposure
		Notional Amounts	No. of Contracts	Notional Amounts	No. of Contracts

	Futures Contracts	286,480	6	(3,826,789)	35

*	Notional values as set forth in the Statement of Financial Futures does not purport to represent economic value at
	risk by the Fund. The Fund is fully at risk for approximately its $540,322 investment in Global Macro Strategies Limited ("GMSL").
	The investment in GMSL is represented by the derivatives and a portion of the cash positions shown in the Statement of Assets
	and Libilities.

Contracts	WRITTEN CALL OPTIONS			Maturity	Value
-4	US 10YR FUTURE @ 121.5			Sep-11	$ (4,250)
	TOTAL WRITTEN CALL OPTIONS - (Proceeds - $1,969)

The following is a summary of significant accounting policies followed by the Fund in preparation of its consolidated financial statements.  The policies are in conformity with U.S. generally accepted accounting principles (“GAAP”). The preparation of the consolidated financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale, such securities shall be valued at the last bid price on the day of valuation.  Options and Futures shall be valued at the close price at 4pm eastern time on the valuation date. Forward foreign exchange contract are valued by reference to the forward foreign exchange rate corresponding to the remaining life of the contract. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. If market quotations are not readily available or if the Advisor believes the market quotations are not reflective of market value, securities will be valued at their fair market value as determined in good faith by the Trust’s Fair Value Committee and in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”). The Board of Trustees (“Board”) will review the fair value method in use for securities requiring a fair market value determination at least quarterly.  The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.  Short-term debt obligations with remaining maturities in excess of sixty days are valued at current market prices by an independent pricing service approved by the Board.  Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, are valued at amortized cost.

Altegris Macro Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS
June 30, 2011 (Unaudited) (Continued)

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of June 30, 2011 for the Fund’s assets and liabilities measured at fair value:

Assets	Level 1	Level 2	Level 3	Total
Investments
U.S. Government Agency Obligations	$ -	$ 2,173,176	$ -	$ 2,173,176
Purchase options	8,250	-	-	8,250
Total investments	$ 8,250	$ 2,173,176	$ -	$ 2,181,426
Derivative
Futures *	15,754	-	-	15,754
Derivative Total	$ 15,754	$ -	$ -	$ 15,754
Total	$ 24,004	$ 2,173,176	$ -	$ 2,197,180
Liabilities
Investments
Written options	$ (4,250)	$ -	$ -	$ (4,250)
Total investments	$ -	$ -	$ -	$ -
Derivative
Futures *	(26,636)	-	-	(26,636)
Derivative Total	$ (26,636)	$ -	$ -	$ (26,636)
Total	$ (30,886)	$ -	$ -	$ (30,886)
The Fund did not hold any Level 3 securities during the period.

There were no significant transfers into and out of Level 1 and 2 during the current period presented. It is the Fund’s policy to recognize transfers into and out of Level 1 and Level 2 at the end of the reporting period.

Altegris Macro Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS
June 30, 2011 (Unaudited)

Futures - Futures contracts are commitments either to purchase or sell a designated financial instrument, currency, commodity or an index at a specified future date for a specified price and may be settled in cash or another financial asset. Futures are standardized exchange-traded contracts. Upon entering into a futures contract, the Fund is required to pledge to the broker an amount of cash or other assets, equal to a certain percentage of the contract amount (initial margin deposit). Subsequent payments, known as variation margin, are made or received by the Fund each day, depending on the daily fluctuations in the fair value of the underlying security. Futures contracts have little credit risk because the counterparties are futures exchanges.

Futures contracts result in exposure to market risk based on changes in market prices relative to contracted amounts. Market risks arise due to the possible movement in foreign currency exchange rates, indices, and securities’ values underlying these instruments. In addition, because of the low margin deposits normally required in relation to notional contract sizes, a high degree of leverage may be typical of a futures trading account. As a result, a relatively small price movement in an underlying of a futures contract may result in substantial losses to the Fund. Futures trading may be illiquid. Certain futures exchanges do not permit trading in particular futures contracts at prices that represent a fluctuation in price during a single day’s trading beyond certain set limits. If prices fluctuate during a single day’s trading beyond those limits, the Fund could be prevented from promptly liquidating unfavorable positions and thus could be subject to substantial losses.

Option Transactions – Options are derivative financial instruments that give the buyer, in exchange for a premium payment, the right, but not the obligation, to either purchase from (call option) or sell to (put option) the writer a specified underlying instrument at a specified price on or before a specified date. The Fund enters into option contracts to meet the requirements of its trading activities.

The risk in writing a call option is that the Fund may incur a loss if the market price of the security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.

The following is a summary of the unrealized appreciation/depreciation of the derivative instruments utilized by the Fund as of June 30,2011 categorized by risk exposure

Derivative Investment Type	Equity Contracts	Foreign Exchange Contracts	Commodity Contracts	Interest Rate Contracts	Total Value June 30, 2011
Futures	$ 1,866	$ (9,602)	$ (3,435)	$ 289	$ (10,882)
Written Options	-	-	-	(4,250)	(4,250)
Purchased Options				8,250	8,250
	$ 1,866	$ (9,602)	$ (3,435)	$ 4,289	$ (6,882)

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the  Securities Exchange Act of 1934, as amended.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

 Item 3.  Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Northern Lights Fund Trust

By

*/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

10/27/11

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

*/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

10/27/11

By

*/s/ Kevin E. Wolf

       Kevin E. Wolf, Treasurer

Date

10/27/11